Note 17 - Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2024
Statement Line Items [Line Items]
Disclosure of the components of cash and cash equivalents [text block]
		December 31,
	2024	2023

Bank balances	15,412	4,252
Restricted cash	–	2,456
Cash and cash equivalents	15,412	6,708
Bank overdrafts and short term loans used for cash management purposes	(16,778)	(17,740)
Net cash and cash equivalents	(1,366)	(11,032)

Summary of Overdrafts and Short Term Debt [Text Block]
	Loan initiated	Expiry	Repayment term	Principal value	Balance drawn at June 30, 2024	Undrawn amount at June 30, 2024
Overdraft facilities and term loans
Stanbic Bank - ZiG denomination	Sep-2023	Sep-2024	On demand	ZiG 6.5 million	ZiG Nil	ZiG 6.5 million
Stanbic Bank - USD denomination	Sep-2023	Sep-2024	On demand	$4 million	$3.4 million	$0.6 million
CABS Bank – USD denomination&	Aug-2023	Jul-2024	On demand	$2 million	$1.9 million	$0.1 million
CABS Bank– USD denomination*	Mar-2024	Mar-2027	On demand	$3 million	$3 million	$Nil million
Ecobank - USD denomination	Mar-2024	Feb-2025	On demand	$4 million	$4 million	$Nil million
Nedbank Zimbabwe - USD denomination	Apr-2024	Apr-2025	On demand	$7 million	$4.5 million	$2.5 million
Total USD				$20 million	$16.8 million	$3.2 million